Income Taxes - Schedule of income tax benefit (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Federal			$ 0	$ 0
Foreign			0	0
State			(1,154,935)	(864,742)
Income Tax Expense (Benefit), Total	$ (1,161,197)	$ (1,154,935)	$ (1,154,935)	$ (864,742)